Expense Example - Carillon ClariVest Capital Appreciation Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 572
Expense Example, with Redemption, 3 Years	809
Expense Example, with Redemption, 5 Years	1,064
Expense Example, with Redemption, 10 Years	1,793
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	580
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	2,200
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,079
Class R-3
Expense Example:
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	821
Expense Example, with Redemption, 10 Years	1,830
Class R-5
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,089
Class R-6
Expense Example:
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	960
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	823
Expense Example, with Redemption, 10 Years	$ 1,870